Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense on capitalized software costs	$ 9	$ 17	$ 38
Impairment loss of intangible assets	24
Amortization expense	61	72	177
Acquired Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	$ 23